Sterling Capital Behavioral Large Cap Value Equity Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 99.1%
	Aerospace & Defense — 1.2%
7,650	Lockheed Martin Corp.	$2,791,638
	Air Freight & Logistics — 0.3%
7,600	CH Robinson Worldwide, Inc.	600,856
	Auto Components — 0.3%
16,750	BorgWarner, Inc.	591,275
	Banks — 5.8%
56,100	Bank OZK	1,316,667
13,900	Cullen/Frost Bankers, Inc.	1,038,469
29,000	East West Bancorp, Inc.	1,050,960
76,200	First Horizon National Corp.	758,952
131,700	FNB Corp.	987,750
31,750	JPMorgan Chase & Co.	2,986,405
65,550	KeyCorp	798,399
88,100	People’s United Financial, Inc.	1,019,317
1,100	PNC Financial Services Group, Inc. (The)	115,730
17,000	Prosperity Bancshares, Inc.	1,009,460
36,150	TCF Financial Corp.	1,063,533
91,000	Umpqua Holdings Corp.	968,240
		13,113,882
	Biotechnology — 5.3%
30,600	AbbVie, Inc.	3,004,308
12,750	Amgen, Inc.	3,007,215
10,900	Biogen, Inc.(a)	2,916,295
4,800	Regeneron Pharmaceuticals, Inc.(a).	2,993,520
		11,921,338
	Capital Markets — 8.1%
80,950	Bank of New York Mellon Corp. (The)	3,128,717
5,500	BlackRock, Inc.	2,992,495
14,400	Goldman Sachs Group, Inc. (The)	2,845,728
53,950	Janus Henderson Group PLC	1,141,582
62,500	Morgan Stanley	3,018,750
21,150	State Street Corp.	1,344,083
22,900	T. Rowe Price Group, Inc.	2,828,150
38,450	Virtu Financial, Inc., Class A	907,420
		18,206,925
	Chemicals — 1.7%
68,400	Dow, Inc.	2,787,984
15,850	Eastman Chemical Co.	1,103,794
		3,891,778
	Commercial Services & Supplies — 0.6%
180,000	ADT, Inc.	1,436,400
	Communications Equipment — 1.4%
17,950	Ciena Corp.(a)	972,172
47,900	Cisco Systems, Inc.	2,234,056
		3,206,228
	Construction & Engineering — 0.5%
29,400	Quanta Services, Inc.	1,153,362
	Containers & Packaging — 2.0%
27,750	Berry Global Group, Inc.(a)	1,229,880
17,100	Crown Holdings, Inc.(a)	1,113,723
80,550	Graphic Packaging Holding Co.	1,126,895
29,700	Silgan Holdings, Inc.	961,983
		4,432,481

Shares		Fair Value
COMMON STOCKS — (continued)
	Diversified Consumer Services — 0.5%
12,750	Grand Canyon Education, Inc.(a)	$1,154,257
	Diversified Telecommunication Services — 2.7%
101,100	AT&T, Inc.	3,056,253
55,300	Verizon Communications, Inc.	3,048,689
		6,104,942
	Electric Utilities — 3.6%
37,250	Duke Energy Corp.	2,975,903
24,800	NRG Energy, Inc.	807,488
50,200	PPL Corp.	1,297,168
57,750	Southern Co. (The)	2,994,337
		8,074,896
	Electrical Equipment — 2.5%
32,350	Eaton Corp. PLC	2,829,978
45,450	Emerson Electric Co.	2,819,263
		5,649,241
	Entertainment — 1.4%
24,000	Electronic Arts, Inc.(a)	3,169,200
	Equity Real Estate Investment Trusts (REITS) — 3.7%
37,100	Corporate Office Properties Trust	940,114
14,800	CyrusOne, Inc.	1,076,700
8,950	Digital Realty Trust, Inc.	1,271,885
28,750	Gaming and Leisure Properties, Inc.	994,750
28,700	Highwoods Properties, Inc.	1,071,371
63,550	Medical Properties Trust, Inc.	1,194,740
23,650	Spirit Realty Capital, Inc.	824,439
48,900	VICI Properties, Inc.	987,291
		8,361,290
	Food & Staples Retailing — 2.6%
83,300	Kroger Co. (The)	2,819,705
59,350	Walgreens Boots Alliance, Inc.	2,515,846
5,400	Walmart, Inc.	646,812
		5,982,363
	Food Products — 2.8%
49,650	General Mills, Inc.	3,060,923
99,300	Kraft Heinz Co. (The)	3,166,677
		6,227,600
	Health Care Providers & Services — 7.9%
11,500	Anthem, Inc.	3,024,270
15,900	Cigna Corp.	2,983,635
46,350	CVS Health Corp.	3,011,359
14,650	DaVita, Inc.(a)	1,159,401
4,050	HCA Healthcare, Inc.	393,093
7,350	Humana, Inc.	2,849,963
18,350	McKesson Corp.	2,815,257
5,700	UnitedHealth Group, Inc.	1,681,215
		17,918,193
	Hotels, Restaurants & Leisure — 0.9%
2,000	Chipotle Mexican Grill, Inc.(a)	2,104,720
	Household Durables — 0.1%
8,750	PulteGroup, Inc.	297,763
	Household Products — 1.4%
12,650	Clorox Co. (The)	2,775,031

See accompanying Notes to the Schedule of Portfolio Investments.

0

Sterling Capital Behavioral Large Cap Value Equity Fund

Schedule of Portfolio Investments — (continued)

June 30, 2020 (Unaudited)

Shares		Fair Value
COMMON STOCKS — (continued)
	Household Products — (continued)
2,050	Kimberly-Clark Corp.	$289,767
		3,064,798
	Industrial Conglomerates — 1.2%
17,850	3M Co.	2,784,421
	Insurance — 2.5%
28,550	Allstate Corp. (The)	2,769,065
77,600	MetLife, Inc.	2,833,952
		5,603,017
	Interactive Media & Services — 1.3%
12,600	Facebook, Inc., Class A(a)	2,861,082
	Internet & Direct Marketing Retail — 1.3%
57,750	eBay, Inc.	3,028,987
	IT Services — 2.0%
49,300	Cognizant Technology Solutions Corp., Class A	2,801,226
400	DXC Technology Co.	6,600
6,700	International Business Machines Corp.	809,159
9,200	Leidos Holdings, Inc.	861,764
		4,478,749
	Machinery — 1.8%
17,400	Cummins, Inc.	3,014,724
21,700	Timken Co. (The)	987,133
		4,001,857
	Media — 2.3%
76,050	Comcast Corp., Class A	2,964,429
49,450	Discovery, Inc., Class A(a)	1,043,395
56,650	Discovery, Inc., Class C(a)	1,091,079
		5,098,903
	Metals & Mining — 1.6%
45,850	Newmont Corp.	2,830,779
6,050	Reliance Steel & Aluminum Co.	574,327
10,450	Steel Dynamics, Inc.	272,641
		3,677,747
	Multiline Retail — 1.3%
25,100	Target Corp.	3,010,243
	Multi-Utilities — 1.3%
36,900	Dominion Energy, Inc.	2,995,542
	Oil, Gas & Consumable Fuels — 4.2%
236,250	Antero Midstream Corp.	1,204,875
47,900	Cabot Oil & Gas Corp.	822,922
26,200	EOG Resources, Inc.	1,327,292
73,350	EQT Corp.	872,865
123,250	Equitrans Midstream Corp.	1,024,207
203,150	Kinder Morgan, Inc.	3,081,785
64,700	Williams Cos., Inc. (The)	1,230,594
		9,564,540
	Personal Products — 1.0%
23,800	Herbalife Nutrition, Ltd.(a)	1,070,524
28,050	Nu Skin Enterprises, Inc., Class A	1,072,351
		2,142,875
	Pharmaceuticals — 2.7%
51,100	Bristol-Myers Squibb Co.	3,004,680

Shares		Fair Value
COMMON STOCKS — (continued)
	Pharmaceuticals — (continued)
94,250	Pfizer, Inc.	$3,081,975
		6,086,655
	Road & Rail — 3.0%
41,300	CSX Corp.	2,880,262
46,800	Schneider National, Inc., Class B.	1,154,556
16,750	Union Pacific Corp.	2,831,923
		6,866,741
	Semiconductors & Semiconductor Equipment — 4.7%
49,100	Applied Materials, Inc.	2,968,095
4,400	Broadcom, Inc.	1,388,684
51,150	Intel Corp.	3,060,305
9,700	Lam Research Corp.	3,137,562
		10,554,646
	Software — 2.6%
53,100	Oracle Corp.	2,934,837
18,600	VMware, Inc., Class A(a)	2,880,396
		5,815,233
	Specialty Retail — 0.8%
500	AutoZone, Inc.(a)	564,060
9,800	Lowe’s Cos., Inc.	1,324,176
		1,888,236
	Technology Hardware, Storage & Peripherals — 2.6%
8,300	Apple, Inc.	3,027,840
52,100	Dell Technologies, Inc., Class C(a)	2,862,374
		5,890,214
	Thrifts & Mortgage Finance — 0.5%
106,900	New York Community Bancorp, Inc.	1,090,380
	Tobacco — 2.6%
77,000	Altria Group, Inc.	3,022,250
40,150	Philip Morris International, Inc.	2,812,909
		5,835,159
	Trading Companies & Distributors — 0.5%
8,150	United Rentals, Inc.(a)	1,214,676
	Total Common Stocks
	(Cost $210,911,623)	223,945,329

MONEY MARKET FUND — 0.5%
1,123,830	Federated Treasury Obligations Fund, Institutional Shares, 0.10%(b)	1,123,830
	Total Money Market Fund
	(Cost $1,123,830)	1,123,830
Total Investments — 99.6%
(Cost $212,035,453)		225,069,159
Net Other Assets (Liabilities) — 0.4%		865,521
NET ASSETS — 100.0%		$225,934,680

(a)	Represents non-income producing security.
(b)	Represents the current yield as of report date.

Continued

Sterling Capital Funds

Notes to Schedule of Portfolio Investments - Sterling Capital Behavioral Large Cap Value Equity Fund

June 30, 2020 (Unaudited)

1.	Organization:

Sterling Capital Funds (the “Trust”) commenced operations on October 5, 1992 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company established as a Massachusetts business trust.

The Trust offers shares of Sterling Capital Behavioral Large Cap Value Equity Fund (referred to as the “Fund”), among other series of the Trust.

The Fund is a “diversified” fund as defined in the 1940 Act.

2.	Significant Accounting Policies:

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the FinancialAccounting Standards Board (“FASB”)Accounting Standard Codification Topic 946 Financial Services-Investment Companies.The following is a summary of significant accounting policies followed by the Fund.The policies are in conformity with United States generally accepted accounting principles (“U.S. GAAP”).The preparation of this schedule requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the schedule and the reported amount of income and expense for the reporting period. Actual results could differ from those estimates.

Securities Valuation — Investments of the Fund in securities traded on a national securities exchange or in the over-the-counter market are valued at the closing price on the principal exchange or market (including the NASDAQ Closing Price for securities traded on NASDAQ), typically 4:00 PM ET or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The Fund may also use an independent pricing service approved by the Board of Trustees (the “Board”) to value certain securities, including the use of electronic and matrix techniques. Investments in open-end investment companies are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies and exchange-traded funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair value of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) will be fair valued in accordance with procedures established in good faith under the general supervision of the Board.

Fair Value Measurements — The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described as follows:

● Level 1 – quoted prices in active markets for identical securities
● Level 2 – based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
● Level 3 – based on significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended June 30, 2020, there were no significant changes to the valuation policies and procedures.

Sterling Capital Funds

Notes to Schedule of Portfolio Investments - Sterling Capital Behavioral Large Cap Value Equity Fund — (continued)

June 30, 2020 (Unaudited)

The summary of inputs used to determine the fair value of the Fund’s investments as of June 30, 2020 is as follows:

	Level 1– Quoted Prices		Level 2– Other Significant Observable Inputs	Level 3– Significant Unobservable Inputs	Total
Assets:
Investments in Securities
Sterling Capital Behavioral Large Cap Value Equity Fund	$225,069,159	(a)	$—	$—	$225,069,159

(a)	Industries, countries or security types are disclosed in the Schedule of Portfolio Investments.

Cash and Cash Equivalents — The Fund considers liquid assets deposited with a bank, and certain short term debt instruments with original maturities of three months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or investments.The Fund may invest its excess cash in the Federated Treasury Obligations Fund or a similar money market fund or other short-term investment.

Risks Associated with Foreign Securities and Currencies — Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries. Certain foreign investments may also be subject to foreign withholding taxes.

When-Issued and Forward Commitments — The Fund may purchase securities on a “when-issued” basis. The Fund may also purchase or sell securities on a forward commitment basis. The Fund records when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased. The value of the securities underlying when-issued or forward commitments to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Fund commencing with the date the Fund agrees to purchase the securities. The Fund does not accrue interest or dividends on “when-issued” securities until the underlying securities are received.

3